Right-of-use assets and lease liabilities - Disclosure of Lease Information Related to Statement of Financial Position (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 66,158	$ 64,688
Lease liabilities
Current	11,168	12,386
Non-Current	55,420	55,967
Lease liabilities	66,588	68,353
Land & Land Improvements
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	15,845	17,112
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	21,212	23,445
Machinery & equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	24,653	19,800
Motor vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 4,448	$ 4,331